UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Eaton Vance Floating Rate Portfolio

(formerly, Floating Rate Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating Rate Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 91.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.5%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020		1,186	$1,187,157
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020		7,496	7,494,712
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		4,197	4,221,791
Term Loan, 5.00%, Maturing November 2, 2018		9,258	9,312,774
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017		4,395	4,417,438
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	5,346,553
Term Loan - Second Lien, 9.25%, Maturing July 18, 2019(3)		7,364	5,891,268
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		71,873	71,710,531
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		86,795	86,392,052
Term Loan, 3.75%, Maturing June 4, 2021		34,900	34,603,350

			$230,577,626

Automotive — 3.7%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020		18,044	$18,133,774
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019		61,984	62,081,341
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018		42,490	42,742,565
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		5,799	5,821,158
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017		34,967	35,021,117
Term Loan, 3.25%, Maturing December 31, 2018		44,314	44,183,211
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021		16,950	16,928,812
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		18,454	18,522,952
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		73,262	73,316,559
Ford Motor Company
Revolving Loan, 0.25%, Maturing April 30, 2017(4)		1,213	1,158,512
Revolving Loan, 0.25%, Maturing April 30, 2019(4)		3,639	3,439,143
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		76,025	76,690,219
INA Beteiligungsgesellschaft GmbH
Term Loan, 2.85%, Maturing April 22, 2016	EUR	5,296	7,145,068
Term Loan, 3.75%, Maturing May 15, 2020	EUR	958	1,293,849
Term Loan, 3.75%, Maturing May 15, 2020		13,775	13,807,523
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		24,187	24,318,029
Term Loan, 4.75%, Maturing December 18, 2018	EUR	5,418	7,295,110

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	5,182	$5,188,830
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 1, 2021	14,925	14,957,656
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	21,641	21,573,187
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	7,310	7,334,769
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	48,985	49,084,619
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	15,675	15,633,367

		$565,671,370

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	8,356	$8,439,137

		$8,439,137

Building and Development — 1.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	22,207	$22,108,051
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	7,091	7,121,424
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	16,035	16,055,137
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	25,775	25,643,831
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,944	13,852,965
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	21,289	21,321,442
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,750	1,789,375
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	19,439	19,451,474
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016	424	423,248
Term Loan, 3.75%, Maturing March 5, 2020	25,126	25,165,040
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	8,366	8,395,172
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,642	6,702,964

		$168,030,123

Business Equipment and Services — 8.2%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	70,402	$70,555,823
Allied Security Holdings, LLC
Term Loan, 3.25%, Maturing February 12, 2021(4)	1,587	1,582,219
Term Loan, 4.25%, Maturing February 12, 2021	4,266	4,253,046
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing December 9, 2020	30,594	30,593,512
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	8,204	8,217,261
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	20,926	20,624,751
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	15,423	15,242,566
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	15,629	15,682,683

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,502	$17,505,210
Ceridian LLC
Term Loan, 4.41%, Maturing May 9, 2017		27,195	27,267,528
ClientLogic Corporation
Term Loan, 6.85%, Maturing January 30, 2017	EUR	2,912	3,840,411
Term Loan, 6.98%, Maturing January 30, 2017		9,682	9,754,967
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		18,130	18,163,555
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,452	7,507,458
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		40,410	40,258,212
Education Management LLC
Revolving Loan, 4.16%, Maturing June 1, 2015(4)		12,500	9,031,250
Term Loan, 4.25%, Maturing June 1, 2016		11,148	7,339,135
Term Loan, 8.25%, Maturing March 29, 2018		27,962	18,198,672
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		59,410	59,707,061
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		35,763	35,776,073
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		31,650	31,644,685
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		14,688	14,890,150
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,047	2,044,472
Term Loan, 4.00%, Maturing November 6, 2020		8,002	7,992,029
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,542	10,572,360
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		2,507	2,491,666
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		33,384	33,550,460
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		17,162	17,279,966
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		38,064	37,869,324
Term Loan, 3.75%, Maturing March 17, 2021	EUR	38,407	51,717,518
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		22,506	22,595,206
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	22,350	30,111,079
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		5,500	5,526,356
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		32,874	32,848,061
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		66,080	66,410,505
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		20,494	21,249,513
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		17,702	17,743,661
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		16,002	15,521,516
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		25,781	25,800,763
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		5,658	5,569,356
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		6,930	6,860,700

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		77,191	$77,238,911
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		20,375	20,744,297
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,500	1,539,375
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,924	1,931,506
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		42,075	41,870,936
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		13,776	13,827,718
Term Loan, 4.00%, Maturing March 8, 2020		86,355	86,651,296
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		16,143	16,314,922
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		81,770	81,684,858
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,581	1,592,247
Term Loan, 6.00%, Maturing July 28, 2017		8,079	8,134,379
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,826	5,833,533
Term Loan, 5.02%, Maturing February 21, 2019	CAD	4,938	4,539,683
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		29,698	29,469,784

			$1,272,764,184

Cable and Satellite Television — 2.7%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		31,843	$31,710,534
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		20,889	20,451,647
Term Loan, 3.00%, Maturing January 3, 2021		17,784	17,427,176
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		8,276	8,262,855
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		7,541	7,416,959
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		28,581	28,733,228
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		14,350	14,284,060
Mediacom Illinois, LLC
Term Loan, 3.13%, Maturing October 23, 2017		10,091	10,103,440
Term Loan, Maturing June 13, 2021(2)		8,450	8,442,961
Numericable Group SA
Term Loan, Maturing April 23, 2020(2)	EUR	2,000	2,697,230
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		9,625	9,664,664
Term Loan, 4.50%, Maturing May 21, 2020		11,125	11,171,262
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		11,344	11,006,598
UPC Financing Partnership
Term Loan, 3.85%, Maturing March 31, 2021	EUR	14,790	19,930,064
Term Loan, 3.25%, Maturing June 30, 2021		11,354	11,249,133
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		92,025	91,298,831
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	10,575	17,950,998

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ziggo B.V.
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	594	$792,003
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	8,588	11,457,650
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	12,150	16,209,670
Term Loan, 3.25%, Maturing January 15, 2022		11,009	10,836,361
Term Loan, 3.25%, Maturing January 15, 2022		17,084	16,815,710
Term Loan, 3.50%, Maturing January 15, 2022	EUR	633	844,804
Term Loan, 3.50%, Maturing January 15, 2022	EUR	6,787	9,055,239
Term Loan, 3.50%, Maturing January 15, 2022	EUR	10,824	14,440,863
Term Loan, Maturing January 15, 2022(2)		18,106	17,821,943

			$420,075,883

Chemicals and Plastics — 4.0%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,366	$10,392,323
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,410	8,615,209
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,379	5,392,077
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		47,248	47,267,411
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		68,986	68,727,173
Term Loan, 4.25%, Maturing February 3, 2020	EUR	3,960	5,343,734
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		12,312	12,421,291
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		2,430	2,437,257
Emerald Performance Materials, LLC
Term Loan, Maturing August 1, 2021(2)		8,550	8,507,250
Huntsman International, LLC
Term Loan, 2.45%, Maturing June 30, 2016		276	275,350
Term Loan, Maturing October 15, 2020(2)		36,275	36,288,422
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	18,458	24,899,408
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		78,727	78,453,194
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,254	8,311,061
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		25,685	25,714,384
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		38,400	38,591,693
Momentive Performance Materials USA Inc.
DIP Loan, 4.00%, Maturing April 15, 2015		4,850	4,869,642
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,064	1,071,671
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,833	9,888,631
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,654	12,662,284
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	4,040,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,963	6,629,015
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		5,284	5,283,630
Term Loan, 5.52%, Maturing June 8, 2020	CAD	9,090	8,378,554
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		27,765	27,820,979

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Solenis International, LP
Term Loan, Maturing July 2, 2021(2)		5,200	$5,162,082
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,028	6,072,800
Taminco Global Chemical Corporation
Term Loan, 3.50%, Maturing February 15, 2019	EUR	2,985	4,010,627
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,800	19,768,815
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		45,289	45,349,976
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		65,485	65,648,568
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,747	2,747,360

			$611,041,871

Conglomerates — 0.7%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing May 30, 2021(2)		5,875	$5,893,359
Deutsche Raststatten Holding GmbH
Term Loan, 3.41%, Maturing December 10, 2018	EUR	6,250	8,372,202
Term Loan, 3.66%, Maturing December 10, 2019	EUR	2,950	3,957,913
Financiere SPIE S.A.S.
Term Loan, 4.10%, Maturing August 30, 2018	EUR	1,478	1,986,757
Term Loan, 4.10%, Maturing August 30, 2018	EUR	5,867	7,887,420
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,456	34,413,231
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	18,333	24,759,611
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		20,215	20,238,216
Term Loan, 5.03%, Maturing December 17, 2019	CAD	7,714	7,066,175

			$114,574,884

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		49,681	$49,169,140
Term Loan, 3.75%, Maturing January 6, 2021		43,467	43,164,670
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		30,166	30,288,188
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		7,875	7,845,469
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		2,547	2,562,415
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,714	5,743,066
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,857	3,854,035
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		49,174	49,140,193
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,475	3,483,983

			$195,251,159

Cosmetics/Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		3,979	$3,991,005
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		27,462	27,534,939
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		40,231	39,024,495

			$70,550,439

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Drugs — 1.6%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,879	$19,858,228
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		8,654	8,670,430
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		7,357	7,338,171
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		16,100	16,207,806
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,599	36,579,007
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		22,274	22,274,147
Term Loan, 3.75%, Maturing December 11, 2019		41,979	41,989,644
Term Loan, 3.75%, Maturing August 5, 2020		51,936	51,896,439
VWR Funding, Inc.
Term Loan, 3.41%, Maturing April 3, 2017		37,528	37,559,470
Term Loan, 3.60%, Maturing April 3, 2017	EUR	2,955	3,971,740

			$246,345,082

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		63,418	$63,185,476
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		16,250	16,554,687

			$79,740,163

Electronics/Electrical — 8.8%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		22,693	$22,782,530
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		14,639	14,646,695
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		14,966	15,097,205
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		48,599	49,206,524
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		9,000	9,135,000
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		109,400	109,314,230
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		25,493	25,519,106
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		21,401	21,909,274
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,890	13,647,109
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		5,912	5,923,276
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		27,524	27,218,498
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021		9,278	9,270,615
Dell Inc.
Term Loan, 4.50%, Maturing April 29, 2020		168,559	169,041,359
Term Loan, 4.75%, Maturing April 29, 2020	EUR	4,963	6,705,779
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		36,182	36,231,483
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		9,500	9,432,711
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		18,117	18,223,090
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,881	11,886,426

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020		14,936	$15,085,297
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		11,135	11,094,746
Term Loan, 5.00%, Maturing January 15, 2021		6,944	6,963,302
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021		61,723	61,602,134
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,188	11,255,457
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,610	8,552,131
Term Loan, 3.75%, Maturing June 3, 2020		108,236	107,491,551
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,906	6,569,735
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,900	9,986,625
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,502	58,946,792
MH Sub I, LLC
Term Loan, 2.00%, Maturing June 25, 2021(4)		1,515	1,518,729
Term Loan, 5.00%, Maturing July 8, 2021		13,935	13,972,306
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		17,337	17,272,089
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		36,102	35,882,181
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021		6,985	6,982,446
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		13,616	13,610,197
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		4,550	4,529,147
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,076	10,117,656
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,305,781
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		113,300	113,848,703
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		11,350	11,423,775
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 29, 2021		15,137	15,196,975
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		9,011	9,134,440
SkillSoft Corporation
Term Loan, 4.50%, Maturing April 28, 2021		28,150	28,132,406
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,909	10,305,750
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018		17,422	17,407,149
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018		18,662	18,358,576
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019		16,200	16,210,125
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		14,691	14,838,201
Sybil Software LLC
Term Loan, 5.00%, Maturing March 20, 2020		18,318	18,356,282
Vantiv, LLC
Term Loan, 3.75%, Maturing May 12, 2021		15,650	15,728,250
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		25,671	25,719,615

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	28,050	$28,067,531
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	19,369	19,490,020
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,926	12,982,157

		$1,356,129,167

Equipment Leasing — 0.5%
Delos Finance S.A.R.L.
Term Loan, 3.50%, Maturing March 6, 2021	47,925	$47,916,421
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	33,614,685

		$81,531,106

Financial Intermediaries — 3.9%
American Capital, Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,919	$9,918,750
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,403	12,387,448
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	2,000	2,005,000
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	31,999	32,110,891
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	17,773	17,699,420
First Data Corporation
Term Loan, 3.66%, Maturing March 24, 2017	5,000	4,988,395
Term Loan, 3.67%, Maturing March 23, 2018	41,018	40,650,078
Term Loan, 3.67%, Maturing September 24, 2018	41,428	41,057,293
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	34,825	34,661,775
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	37,184	37,207,253
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,178	4,188,257
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	17,164	17,078,424
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	16,855	16,933,765
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	22,671	22,653,849
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	9,071	9,105,162
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	14,015	13,825,380
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	97,115	97,229,661
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,319	2,324,956
Term Loan, 6.25%, Maturing September 4, 2018	12,927	12,959,631
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	46,276	46,472,817
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016	26,638	25,684,715
Sesac Holdco II, LLC
Term Loan, 5.01%, Maturing February 8, 2019	7,127	7,162,239
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,758	22,676,117

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017		6,545	$6,547,187
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		12,164	12,346,333
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		50,894	50,305,277

			$600,180,073

Food Products — 4.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		45,533	$45,684,713
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		9,098	8,969,398
Autobar BV (Acorn 3 BV)
Term Loan, 5.95%, Maturing October 31, 2019	EUR	25,986	29,229,457
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		56,050	55,396,141
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		28,521	28,592,371
Charger OpCo BV
Term Loan, Maturing May 29, 2021(2)		37,600	37,130,000
Term Loan, Maturing June 30, 2021(2)	EUR	12,525	16,521,522
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		10,222	10,306,928
CSM Bakery Solutions LLC
Term Loan, 4.75%, Maturing July 3, 2020		13,032	13,026,316
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		20,820	20,693,496
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,239	12,241,046
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		23,053	23,071,986
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		132,487	132,652,968
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		15,359	15,359,000
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		37,088	36,902,934
Term Loan, 3.75%, Maturing September 18, 2020		27,840	27,743,578
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	100,057,533
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		12,133	12,058,559
Term Loan, 3.25%, Maturing April 29, 2020		38,714	38,474,416
Regentrealm Limited
Term Loan, 5.00%, Maturing July 29, 2020	GBP	9,603	16,324,101

			$680,436,463

Food Service — 2.8%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016		3,393	$3,391,627
Term Loan, 3.73%, Maturing July 26, 2016		13,242	13,183,652
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		4,851	4,878,880
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		898	898,479
Term Loan, 10.50%, Maturing July 18, 2017		2,522	2,547,157
Term Loan, 10.50%, Maturing July 19, 2017		1,388	1,401,375
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		24,808	24,920,034

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		14,264	$14,175,098
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,775	9,786,850
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		11,621	11,617,098
Term Loan, 3.50%, Maturing January 6, 2021	EUR	18,379	24,682,108
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		2,785	2,795,893
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		66,058	65,082,329
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		45,820	45,979,895
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,174	13,171,728
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		9,083	8,919,891
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,084	4,074,819
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		107,560	107,627,500
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		99,491	79,294,020

			$438,428,433

Food/Drug Retailers — 2.3%
Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		18,275	$18,352,577
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		40,685	40,942,562
Alliance Boots Holdings Limited
Term Loan, 3.56%, Maturing July 10, 2017	EUR	15,797	21,196,498
Term Loan, 3.98%, Maturing July 10, 2017	GBP	23,250	39,271,371
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		74,376	73,911,046
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,618	4,646,611
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		73,919	73,826,149
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	33,182,500
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		53,025	53,028,731

			$358,358,045

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		8,341	$8,445,009

			$8,445,009

Health Care — 9.4%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		12,550	$12,597,063
Term Loan, Maturing April 16, 2021(2)		6,700	6,725,125
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		39,268	39,400,701
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		31,831	31,851,005
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019		10,124	10,180,445
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021		10,500	10,510,941

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		30,768	$30,911,816
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		9,461	9,567,586
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		90,676	90,725,385
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		2,892	2,931,730
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,886,217
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,343	1,345,945
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		25,826	25,880,671
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		108,610	109,017,597
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,197	17,229,359
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		45,025	45,012,933
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,254	26,346,730
Drumm Investors LLC
Term Loan, 6.75%, Maturing May 4, 2018		9,609	9,629,677
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		71,321	71,440,090
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,107	4,116,883
Term Loan, 4.75%, Maturing August 30, 2020	EUR	1,633	2,207,422
Term Loan, 4.75%, Maturing August 30, 2020	EUR	5,367	7,257,319
Term Loan, 4.25%, Maturing August 31, 2020		13,550	13,581,111
Generale De Sante
Term Loan, Maturing July 29, 2020(2)	EUR	5,000	6,720,358
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		39,502	39,593,855
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.16%, Maturing February 27, 2021		75,617	75,374,425
HCA, Inc.
Term Loan, 2.98%, Maturing May 1, 2018		23,509	23,511,246
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		14,255	14,211,585
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,374	22,454,113
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		21,272	21,324,884
Term Loan, 7.76%, Maturing May 15, 2018		14,611	14,622,729
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,775	20,645,156
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,075	2,786,779
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		29,150	29,122,686
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		69,174	69,248,165
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		9,506	9,101,945
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		27,032	26,930,879
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,407	4,406,252

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		40,650	$40,785,161
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		12,303	12,410,375
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		8,944	8,977,949
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021		11,247	11,298,357
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		43,862	43,983,117
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,348	30,434,749
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		56,550	56,608,925
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		79,956	80,127,075
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		29,030	28,957,862
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		25,660	25,735,117
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		8,400	8,439,379
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		18,339	18,373,171
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		15,913	16,004,915
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		21,728	21,727,600
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020		16,206	16,105,097
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018		31,247	31,384,034
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		17,981	17,946,954
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,464	12,451,908

			$1,445,160,553

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		4,638	$4,617,117
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		49,286	49,371,750
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		33,249	33,236,456

			$87,225,323

Industrial Equipment — 2.6%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		6,518	$6,555,039
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,365	50,744,821
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		21,225	21,339,785
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		5,075	5,113,802
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		30,759	30,655,263
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,529	8,813,324
Gemini HDPE LLC
Term Loan, Maturing August 4, 2021(2)		7,475	7,493,688

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		18,838	$18,689,131
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021		16,225	16,312,891
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		48,575	48,749,579
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		3,915	3,924,928
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		24,455	24,447,611
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		14,043	14,130,401
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		59,150	59,108,614
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021		26,375	26,281,580
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		14,876	14,863,205
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		5,835	5,868,199
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		14,980	14,975,365
Terex Corporation
Term Loan, 4.00%, Maturing April 28, 2017	EUR	5,631	7,596,952
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,939	3,940,004
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		8,304	8,330,138

			$397,934,320

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		22,037	$22,087,569
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		6,751	6,770,200
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		13,375	13,366,909
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		152,774	153,642,499
Term Loan, 4.25%, Maturing July 8, 2020		19,082	19,052,443
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		20,075	20,752,531
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		16,393	16,003,483
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018		19,407	19,412,920
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		27,479	27,414,087
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	4,709,546
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		57,603	57,526,001
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		59,410	59,496,244

			$420,234,432

Leisure Goods/Activities/Movies — 3.9%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020		39,803	$39,803,437
Amaya Holdings B.V.
Term Loan, Maturing August 1, 2021(2)		45,425	45,020,445
Term Loan - Second Lien, Maturing August 1, 2022(2)		12,200	12,357,587
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020		36,340	36,302,969

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	22,953	$23,028,401
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	46,083	46,025,356
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	5,269	5,262,826
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	8,976	8,942,769
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	2,950	2,958,759
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	46,210	46,325,143
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	16,968	17,084,554
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	21,547	21,628,114
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	6,612	6,650,442
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	4,825	4,809,922
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	40,110	40,159,721
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.41%, Maturing June 28, 2019	15,527	15,569,087
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	16,575	16,606,078
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	14,793	14,772,738
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	34,914	34,438,004
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	15,881	15,928,054
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018	6,224	2,668,719
SRAM, LLC
Term Loan, 4.00%, Maturing April 10, 2020	38,455	38,206,453
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,978	2,981,222
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	29,129	26,507,049
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	12,893	12,873,177
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	9,200	9,430,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	27,542	27,036,950
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	36,845	36,879,293

		$610,257,269

Lodging and Casinos — 2.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	4,660	$4,659,998
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	11,934	11,960,526
Caesars Entertainment Operating Company
Revolving Loan, 4.97%, Maturing January 27, 2017(4)	15,000	13,668,750
Term Loan, 7.00%, Maturing March 1, 2017	25,675	23,974,275
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	14,503	14,511,836
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020	11,290	11,249,113

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 28, 2018	GBP	48,838	$83,149,334
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,127	3,195,186
Term Loan, 5.50%, Maturing November 21, 2019		7,296	7,455,434
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		106,455	106,094,257
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021		8,489	8,507,383
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		42,867	42,670,838
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		13,675	13,718,902
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		6,754	6,760,185
Scandic Hotels Holding AB
Term Loan, 4.40%, Maturing January 27, 2017	EUR	4,725	6,380,474
Term Loan, 4.40%, Maturing January 27, 2017	EUR	4,725	6,380,474
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		65,471	64,635,066
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		3,307	3,311,553

			$432,283,584

Nonferrous Metals/Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,913	$18,132,935
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,639	39,978,702
Fairmount Minerals LTD.
Term Loan, 3.75%, Maturing March 15, 2017		4,454	4,472,710
Term Loan, 4.50%, Maturing September 5, 2019		36,971	37,286,428
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		27,381	27,629,532
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		15,235	14,847,463
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		29,361	29,408,428
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		9,822	9,858,980
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	13,177,688
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018		6,363	6,384,279
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		2,000	1,982,500
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018		35,182	33,405,172

			$236,564,817

Oil and Gas — 4.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		42,398	$42,663,249
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020		19,167	19,646,308
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020		33,141	33,472,700
Citgo Petroleum Corporation
Revolving Loan, Maturing July 23, 2019(2)		12,500	12,250,000
Term Loan, 4.50%, Maturing July 29, 2021		16,250	16,351,563
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019		12,293	12,556,914
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 18, 2021		17,650	17,771,344

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019		31,400	$31,018,710
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018		18,570	18,614,343
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020		12,176	12,491,932
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020		17,232	17,339,511
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		109,340	109,525,932
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		12,312	12,419,974
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021		14,450	14,391,304
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020		6,006	6,002,361
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018		18,250	18,230,454
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021		80,708	79,906,873
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020		673	673,168
Term Loan, 4.25%, Maturing December 16, 2020		1,804	1,805,006
Term Loan, 4.25%, Maturing December 16, 2020		12,970	12,975,643
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019		2,527	2,533,092
Term Loan, 4.25%, Maturing September 25, 2019		4,137	4,147,133
Term Loan, 4.25%, Maturing October 1, 2019		31,219	31,297,175
Southcross Holdings Borrower LP
Term Loan, Maturing July 16, 2021(2)		6,650	6,687,326
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017		15,000	15,032,820
Term Loan, 4.25%, Maturing November 13, 2018		23,165	23,232,823
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		53,547	53,810,444

			$626,848,102

Publishing — 3.0%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		11,825	$11,914,002
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019		20,315	20,391,540
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019		24,427	24,709,702
Flint Group SA
Term Loan, 5.37%, Maturing December 30, 2016		1,739	1,739,043
Term Loan, 5.31%, Maturing December 31, 2016	EUR	714	955,863
Term Loan, 5.31%, Maturing December 31, 2016	EUR	853	1,142,775
Term Loan, 5.31%, Maturing December 31, 2016	EUR	2,418	3,238,452
Term Loan, 5.37%, Maturing December 31, 2016		7,221	7,221,389
Term Loan, 5.37%, Maturing December 31, 2016		9,672	9,672,327
Term Loan, 5.37%, Maturing December 31, 2016		12,976	12,975,802
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		112,330	108,617,157
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		30,245	30,405,378
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		104,093	101,230,428
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		10,479	10,593,156
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		20,177	20,281,031

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		9,707	$9,868,928
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		6,060	6,072,435
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 7, 2015		259	216,167
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		10,744	10,855,731
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		20,601	20,806,691
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	3,226	4,347,958
Term Loan, 5.00%, Maturing August 14, 2020		20,700	20,728,948
Trader Media Corporation Limited
Term Loan, 4.99%, Maturing June 7, 2017	GBP	2,000	3,393,131
Term Loan, 4.75%, Maturing June 8, 2017	GBP	12,529	21,255,549

			$462,633,583

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, Maturing July 29, 2020(2)		7,225	$7,206,937
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		5,292	5,252,495
Term Loan, 6.91%, Maturing January 30, 2019		16,740	16,476,471
Term Loan, 7.66%, Maturing July 30, 2019		5,384	5,386,680
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		81,133	81,401,546
Entercom Radio, LLC
Term Loan, 4.04%, Maturing November 23, 2018		8,526	8,551,607
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		22,287	22,054,445
Gray Television, Inc.
Term Loan, Maturing June 10, 2021(2)		5,075	5,083,724
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		7,835	7,874,383
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		26,745	26,828,161
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		13,907	13,932,587
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		15,770	15,799,773
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,580	9,723,585
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,295	12,294,750
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,493	8,415,622
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		11,330	11,228,971
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,225	14,020,515
Tyrol Acquisitions 2 SAS
Term Loan, 4.10%, (3.10% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,176	4,093,434
Term Loan, 4.10%, (3.10% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,176	4,093,434
Term Loan, 4.10%, (3.10% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	4,777	6,157,345
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		43,182	42,966,113
Term Loan, 4.00%, Maturing March 2, 2020		15,675	15,592,261

			$344,434,839

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 5.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		31,736	$31,941,394
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	6,850	11,499,799
Term Loan, 4.31%, Maturing April 28, 2020	GBP	5,450	9,198,931
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		41,951	42,055,750
Burlington Coat Factory Warehouse Corporation
Term Loan, Maturing July 17, 2021(2)		8,225	8,225,000
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		60,100	59,469,687
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,001	14,583,307
Douglas Holding AG
Term Loan, 4.82%, Maturing December 12, 2019	EUR	5,961	8,058,688
Term Loan, 4.81%, Maturing June 12, 2020	EUR	3,300	4,467,199
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,474	10,516,161
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		20,048	20,165,279
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		66,068	66,687,514
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		44,544	43,580,254
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		29,085	29,042,697
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		27,750	28,009,990
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		45,943	45,844,981
Term Loan, 4.00%, Maturing January 28, 2020		10,650	10,616,719
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		70,293	70,060,552
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		46,993	46,720,513
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		5,024	5,042,278
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		30,146	30,223,315
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,424	10,006,920
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,875	9,899,687
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		18,355	18,416,133
Term Loan, 4.25%, Maturing August 7, 2019		9,425	9,460,801
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		9,950	9,900,312
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		44,255	44,254,973
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		29,328	28,466,854
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,629,850
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	86	45,238
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	336	175,909

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	14,106	$7,378,348
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	86	45,234
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	336	175,909
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	9,880	5,167,871
Term Loan, 0.00%, Maturing March 30, 2018(5)	EUR	509	266,625
Term Loan, 0.00%, Maturing March 30, 2018(5)	EUR	4,491	2,354,566
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	13	342
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	88	2,392
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	900	24,605
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,586	5,362,361

			$767,044,938

Steel — 1.6%
Essar Steel Algoma, Inc.
Term Loan, 10.25%, Maturing September 20, 2014		14,504	$14,566,126
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		135,091	134,863,331
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		10,950	10,981,580
Term Loan, 5.00%, Maturing June 30, 2017	GBP	11,367	19,225,467
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,613	23,700,570
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		9,062	9,039,250
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,741	11,613,810
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		19,667	19,707,896

			$243,698,030

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	$28,967,812
Term Loan, 3.00%, Maturing March 11, 2018		18,482	18,360,620
Term Loan, 3.75%, Maturing March 12, 2018		24,822	24,841,386
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		35,411	35,466,598

			$107,636,416

Telecommunications — 2.0%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		20,010	$19,972,661
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		140,759	140,758,601
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		20,200	20,326,250
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020		6,742	6,747,297
Mitel US Holdings, Inc.
Term Loan, 5.34%, Maturing January 31, 2020		5,632	5,681,276
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021		22,650	22,451,813
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		12,068	12,066,304
Term Loan, 4.00%, Maturing April 23, 2019		31,629	31,609,163
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		51,415	51,311,669

			$310,925,034

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Utilities — 1.0%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020		16,137	$15,844,517
Term Loan, 3.25%, Maturing January 31, 2022		9,882	9,782,124
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018		9,484	9,525,503
Term Loan, 4.00%, Maturing April 1, 2018		34,883	35,008,966
Term Loan, 4.00%, Maturing October 9, 2019		1,403	1,406,863
Term Loan, 4.00%, Maturing October 30, 2020		6,716	6,733,464
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		17,416	17,432,259
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020		10,403	10,442,409
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		6,975	7,041,841
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018		10,098	10,135,925
Term Loan, 4.25%, Maturing December 31, 2019		11,085	11,126,256
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		9,524	9,565,253
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020		377	369,731
Term Loan, 4.25%, Maturing May 6, 2020		7,092	6,990,508
TerraForm Power Operating, LLC
Term Loan, Maturing July 23, 2019(2)		4,050	4,087,969
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,388	7,392,492

			$162,886,080

Total Senior Floating-Rate Interests (identified cost $14,225,277,783)			$14,162,337,537

Corporate Bonds & Notes — 4.3%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)		4,000	$4,180,000

			$4,180,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,559,375

			$8,559,375

Cable and Satellite Television — 0.3%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$11,976,130
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		3,105	3,302,944
8.875%, 12/1/18(7)		11,000	11,701,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		9,000	9,090,000
5.625%, 4/15/23(7)	EUR	5,000	7,255,978

			$43,326,302

Chemicals and Plastics — 0.6%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$17,186,000

Security	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	8,000	$11,194,460
8.375%, 2/15/19(7)		15,250	16,527,187
7.50%, 5/1/20(7)		14,525	15,614,375
Polymer Group, Inc.
7.75%, 2/1/19		4,500	4,747,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		20,497	21,624,335

			$86,893,857

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$45,501,250
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		4,925	5,158,938

			$50,660,188

Ecological Services and Equipment — 0.0%(6)
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$3,105,000
9.00%, 11/15/18(7)	CAD	4,500	4,219,975

			$7,324,975

Entertainment — 0.2%
Vougeot Bidco PLC
5.453%, 7/15/20(7) (8)	EUR	18,625	$25,261,533

			$25,261,533

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		2,325	$2,551,688
7.125%, 9/1/18(7)		2,325	2,667,937

			$5,219,625

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(7)		10,952	$11,609,120
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	6,500	9,226,056
UPCB Finance III, Ltd.
6.625%, 7/1/20(7)		9,000	9,540,000

			$30,375,176

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		18,000	$17,865,000
HJ Heinz Co.
4.25%, 10/15/20		15,000	14,925,000
Picard Groupe SA
4.459%, 8/1/19(7)(8)	EUR	7,500	10,169,417
Stretford 79 PLC
4.807%, 7/15/20(7)(8)	GBP	9,575	16,084,639
6.25%, 7/15/21(7)	GBP	7,000	11,729,460

			$70,773,516

Health Care — 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$38,659,687
5.125%, 8/1/21(7)		7,500	7,593,750
HCA, Inc.
4.75%, 5/1/23		11,975	11,855,250

Security	Principal Amount* (000’s omitted)		Value
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	$16,259,063
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,156,250
4.375%, 10/1/21		12,200	11,803,500

			$99,327,500

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(9)		1,035	$797,437

			$797,437

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		9,800	$10,510,500
Galaxy Bidco, Ltd.
5.525%, 11/15/19(7)(8)	GBP	2,500	4,241,852
Towergate Finance PLC
6.06%, 2/15/18(7)(8)	GBP	9,950	16,252,626

			$31,004,978

Leisure Goods/Activities/Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		3,000	$3,075,000

			$3,075,000

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$22,220,000
9.00%, 2/15/20		6,175	5,171,563
9.00%, 2/15/20		14,975	12,466,687

			$39,858,250

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		11,500	$11,873,750

			$11,873,750

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,263,820
Univision Communications, Inc.
6.75%, 9/15/22(7)		8,140	8,811,550

			$18,075,370

Telecommunications — 0.6%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,424,375
Sunrise Communications International SA
4.959%, 12/31/17(7)(8)	EUR	3,000	4,047,279
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		12,025	12,205,375
6.00%, 4/15/21(7)	GBP	12,350	21,522,926
5.50%, 1/15/25(7)	GBP	7,000	11,980,595
5.50%, 1/15/25(7)		10,950	11,086,875
Wind Acquisition Finance SA
5.459%, 4/30/19(7)(8)	EUR	7,775	10,555,830
6.50%, 4/30/20(7)		7,375	7,863,594
4.203%, 7/15/20(7)(8)	EUR	7,450	10,050,743

			$98,737,592

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)	3,000	$3,180,000
7.875%, 1/15/23(7)	20,860	22,789,550
5.875%, 1/15/24(7)	5,000	5,237,500

		$31,207,050

Total Corporate Bonds & Notes (identified cost $645,430,494)		$666,531,474

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.084%, 4/15/25(7)(8)	$5,600	$5,498,674
Apidos CLO XIV, Series 2013-14A, Class D, 3.734%, 4/15/25(7)(8)	7,000	6,835,052
Apidos CLO XIV, Series 2013-14A, Class E, 4.634%, 4/15/25(7)(8)	3,500	3,129,679
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 2.983%, 10/17/24(7)(8)	3,000	2,928,048
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.733%, 10/17/24(7)(8)	3,000	2,881,707
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.133%, 10/17/24(7)(8)	3,000	2,768,802
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 2.983%, 7/17/25(7)(8)	4,000	3,943,764
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.683%, 7/17/25(7)(8)	3,330	3,213,513
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.483%, 7/17/25(7)(8)	3,330	3,015,075
Babson CLO Ltd., Series 2005-1A, Class C1, 2.184%, 4/15/19(7)(8)	1,129	1,121,390
Babson CLO Ltd., Series 2013-IA, Class C, 2.934%, 4/20/25(7)(8)	7,175	7,061,240
Babson CLO Ltd., Series 2013-IA, Class D, 3.734%, 4/20/25(7)(8)	5,600	5,460,302
Babson CLO Ltd., Series 2013-IA, Class E, 4.634%, 4/20/25(7)(8)	3,525	3,250,882
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.334%, 7/15/26(7)(8)(10)	3,500	3,488,376
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.334%, 7/15/26(7)(8)(10)	3,500	3,218,901
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.884%, 7/15/25(7)(8)	5,000	4,898,795
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.634%, 7/15/25(7)(8)	3,000	2,884,707
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.834%, 7/15/25(7)(8)	2,400	2,188,915
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.924%, 8/15/25(7)(8)	3,250	3,195,956
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.424%, 8/15/25(7)(8)	1,400	1,325,104
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.124%, 8/15/25(7)(8)	925	800,002
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.282%, 7/20/26(7)(8)	3,250	3,260,616
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.682%, 7/20/26(7)(8)	3,250	3,155,760
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.282%, 7/20/26(7)(8)	3,250	3,046,648
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.184%, 1/15/18(7)(8)	2,000	1,909,697
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.934%, 4/20/25(7)(8)	6,325	6,195,831
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.734%, 4/20/25(7)(8)	6,950	6,733,751

Total Asset-Backed Securities (identified cost $98,299,235)		$97,411,187

Common Stocks — 0.2%

Security	Shares	Value
Air Transport — 0.0%(6)
IAP Worldwide Services, LLC(3)(9)(11)	921	$936,178

		$936,178

Automotive — 0.1%
Dayco Products, LLC(9)	88,506	$4,867,830

		$4,867,830

Security	Shares	Value
Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(3)(9)(11)	329,120	$1,974,720

		$1,974,720

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(3)(9)	242,178	$502,387
Sanitec Europe Oy E Units(3)(9)(11)	230,960	0
Sanitec Europe Oy E1 Units(3)(9)(11)	332,005	688,729

		$1,191,116

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(3)(9)(11)	206,125	$1,958,190

		$1,958,190

Publishing — 0.1%
ION Media Networks, Inc.(3)(9)	28,605	$8,693,060
MediaNews Group, Inc.(9)(11)	162,730	4,963,263

		$13,656,323

Total Common Stocks (identified cost $9,252,570)		$24,584,357

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$340,273	$340,272,511

Total Short-Term Investments (identified cost $340,272,511)		$340,272,511

Total Investments — 99.1% (identified cost $15,318,532,593)		$15,291,137,066

Less Unfunded Loan Commitments — (0.4)%		$(55,623,109)

Net Investments — 98.7% (identified cost $15,262,909,484)		$15,235,513,957

Other Assets, Less Liabilities — 1.3%		$203,737,055

Net Assets — 100.0%		$15,439,251,012

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $516,580,632 or 3.3% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	When-issued security.

(11)	Non-income producing security.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $814,914.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,263,461,965

Gross unrealized appreciation	$104,055,893
Gross unrealized depreciation	(132,003,901)

Net unrealized depreciation	$(27,948,008)

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/1/14	United States Dollar 10,009,847	Euro 7,475,000	JP Morgan Chase Bank NA	$—	$(447)	$(447)
8/29/14	British Pound Sterling 45,718,164	United States Dollar 76,335,847	Goldman Sachs International	—	(834,616)	(834,616)
8/29/14	Canadian Dollar 46,900,730	United States Dollar 43,216,522	JP Morgan Chase Bank NA	230,428	—	230,428
8/29/14	Euro 174,784,416	United States Dollar 237,615,918	Goldman Sachs International	3,552,489	—	3,552,489
8/29/14	Euro 8,450,000	United States Dollar 11,525,817	State Street Bank and Trust Co.	209,957	—	209,957
8/29/14	United States Dollar 33,442,500	British Pound Sterling 19,500,000	Goldman Sachs International	—	(527,267)	(527,267)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/29/14	United States Dollar 3,910,505	Canadian Dollar 4,200,000	Goldman Sachs International	$—	$(61,064)	$(61,064)
8/29/14	United States Dollar 13,437,880	Euro 10,000,000	JP Morgan Chase Bank NA	—	(46,330)	(46,330)
8/29/14	United States Dollar 38,093,608	Euro 28,000,000	State Street Bank and Trust Co.	—	(597,267)	(597,267)
9/30/14	British Pound Sterling 16,575,000	United States Dollar 28,399,704	Goldman Sachs International	429,164	—	429,164
9/30/14	British Pound Sterling 75,528,701	United States Dollar 128,467,145	HSBC Bank USA	1,011,422	—	1,011,422
9/30/14	Euro 195,161,323	United States Dollar 265,658,472	HSBC Bank USA	4,280,096	—	4,280,096
9/30/14	Euro 7,475,000	United States Dollar 10,011,746	JP Morgan Chase Bank NA	524	—	524
9/30/14	Euro 12,274,500	United States Dollar 16,661,136	State Street Bank and Trust Co.	221,973	—	221,973
9/30/14	United States Dollar 30,701,124	British Pound Sterling 18,000,000	JP Morgan Chase Bank NA	—	(325,876)	(325,876)
9/30/14	United States Dollar 28,398,090	Euro 21,000,000	Goldman Sachs International	—	(272,918)	(272,918)
9/30/14	United States Dollar 53,753,120	Euro 40,000,000	JP Morgan Chase Bank NA	—	(181,363)	(181,363)
10/31/14	British Pound Sterling 86,283,956	United States Dollar 146,092,112	HSBC Bank USA	527,500	—	527,500
10/31/14	Euro 168,279,860	United States Dollar 225,706,204	Goldman Sachs International	302,380	—	302,380

				$10,765,933	$(2,847,148)	$7,918,785

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$10,765,933	$(2,847,148)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$14,099,924,681	$6,789,747	$14,106,714,428
Corporate Bonds & Notes	—	665,734,037	797,437	666,531,474
Asset-Backed Securities	—	97,411,187	—	97,411,187
Common Stocks	—	9,831,093	14,753,264	24,584,357
Short-Term Investments	—	340,272,511	—	340,272,511
Total Investments	$—	$15,213,173,509	$22,340,448	$15,235,513,957
Forward Foreign Currency Exchange Contracts	$—	$10,765,933	$—	$10,765,933
Total	$—	$15,223,939,442	$22,340,448	$15,246,279,890

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,847,148)	$—	$(2,847,148)
Total	$—	$(2,847,148)	$—	$(2,847,148)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2014 is not presented.

At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio (formerly, Floating Rate Portfolio)

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014